Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of attributable to ordinary shareholders (basic)

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Profit attributable to the equity shareholders of the Company	1,768,926	1,248,405	2,617,560	1,205,045
Less:
Allocation of undistributed earnings to holders of unvested restricted shares	(424)	—	—	—

Profit used to determine basic earnings per share	1,768,502	1,248,405	2,617,560	1,205,045

Schedule of weighted average number of ordinary shares

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	Number of shares	Number of shares	Number of shares	Number of shares
Issued ordinary share at the beginning of the year/period	1,202,646,619	1,244,854,689	1,243,332,789	1,233,993,805
Effect of shares issued relating to Hong Kong public offering and exercise of the over-allotment option	40,181,685	—	—	—
Effect of shares released from share incentive plan (Note 27)	2,878,812	281,729	1,311,146	1,615,301
Effect of repurchase of shares (Note 26(b)(v))	(2,386,739)	(209,553)	(5,249,672)	(9,147,380)

Weighted average number of ordinary shares	1,243,320,377	1,244,926,865	1,239,394,263	1,226,461,726

Summary of weighted average number of ordinary shares outstanding

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	Number of shares	Number of shares	Number of shares	Number of shares
Weighted average number of ordinary shares, basic	1,243,320,377	1,244,926,865	1,239,394,263	1,226,461,726
Dilutive effect of share incentive plan (Note 27)	7,224,739	6,708,997	7,423,354	7,075,845

Weighted average number of ordinary shares, diluted	1,250,545,116	1,251,635,862	1,246,817,617	1,233,537,571